Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of components of lease expense and revenue

Year Ended
December 31, 2019
Operating lease expense	$31,596
Variable lease expense	14,284
Short-term lease expense	50,832
Finance lease cost:
Amortization of right-to-use assets	1,765
Interest on lease liabilities	1,239
Operating lease revenue	446
Sublease income	1,615

Schedule of lease balances

	Balance Sheet location	December 31, 2019
Operating leases
Right-of-use assets	Other long-term assets	$236,604
Current operating lease liabilities	Accrued expenses and other liabilities	39,126
Non-current operating lease liabilities	Other long-term liabilities	207,243

Finance leases
Right-of-use assets	Property and equipment, net	13,873
Current finance lease liabilities	Current portion of long-term debt	6,419
Non-current finance lease liabilities	Long-term debt	8,812

Schedule of supplemental cash flow information related to leases

Year Ended
December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$75,539
Operating cash outflows from finance leases	1,051
Financing cash outflows from finance leases	2,826

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	24,834
Finance leases	705

Schedule of maturities of lease liabilities, weighted-average remaining lease terms and discount rates for leases

	Operating	Finance
	leases	leases
2020	$47,796	$6,141
2021	32,144	4,912
2022	31,844	3,957
2023	31,740	730
2024	31,753	677
Thereafter	112,718	629
Total	287,995	17,046
Less: Present value discount	(41,626)	(1,815)
Present value of lease liabilities	$246,369	$15,231
Weighted average remaining lease term (years)	8.30	3.65
Weighted average discount rate	3.76%	7.47%

Schedule of minimum annual rentals for non-cancelable contracts

Year	December 31, 2018
2019	$16,651
2020	16,105
2021	15,315
2022	14,391
2023	13,462
Thereafter	52,626
Total minimum annual rentals	$128,550